BORROWINGS	12 Months Ended
Jun. 30, 2022
BORROWINGS
BORROWINGS

13.        BORROWINGS

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Long-term other borrowings	13.1	3,825	6,205
Line of credit	13.2	11,202	22,312
		15,027	28,517
Less: Current portion of;
− long-term other borrowings	13.1	(3,487)	(4,404)
− line of credit	13.2	(11,202)	(22,312)
Less: Current portion of borrowings		(14,689)	(26,716)
Non-current portion of borrowings		338	1,801

13.1.     Long-term other borrowings

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	—	180
Hewlett-Packard Financial Services Co.	13.1.1	155	511
IPFS Corporation	13.1.2	1,696	1,008
First Global Bank Limited Demand loan	13.1.3	1,626	3,149
JS Bank Limited	13.1.4	348	1,357
		3,825	6,205
Less: Current portion of long-term other borrowings		(3,487)	(4,404)
Non-current portion of long term other borrowings		338	1,801

13.1.1.  The Group has financed the purchase of various property and equipment and software during the fiscal year 2022 and 2021 with IBM, HP and FGB. As of June 30, 2022 and 2021, the Group has financed $1.0 million and $2.7 million, respectively, of assets at interest rates ranging from 5.4% to 9.76% per annum.

13.1.2.  The Group has financed its insurance policies with the IPFS Corporation with an interest rate ranging from 4.6% to 5% per annum.

13.1.3.  In January 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.4 million non-revolving demand loan with First Global Bank Limited. The loan bears interest at a fixed rate of 7.0% per annum for the term of the loan, has a maturity date of January 2023, and is required to be repaid in 54 equal monthly installments (commencing six months after the drawdown date). The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2022, the balance of the loan was $0.2 million (June 30, 2021: $0.5 million).

In November 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.2 million non-revolving demand loan with First Global Bank Limited. The loan bears a variable interest at 6-month LIBOR plus a margin of 5.26%, subject to a floor of 7.0% per annum, for the term of the loan. The loan is to be paid in 60 equal monthly installments, following initial disbursement in January 2019, triggering a bullet payment after 36 months in January 2022, with an option to renew for an additional 24 months.  In January, 2022, the option to renew was exercised and the remaining balance of the loan of $0.5 million extended to mature in January 2024, at a variable rate of 6% per annum. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2022, the balance of the loan was $0.4 million (June 30, 2021: $0.7 million).

In October 2019, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.8 million non- revolving demand loan with First Global Bank Limited. The loan bears a fixed interest rate of 7%. The loan is to be paid in 36 equal monthly installments. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets plus the assignment of peril insurance for the replacement value over the charged assets. As of June 30, 2022, the balance of the loan was $0.1 million (June 30, 2021: $0.4 million).

In March 2020, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.6 million non-revolving demand loan and a $2.0 million non-revolving demand loan with First Global Bank Limited. Each loan bears interest at a fixed rate of 7.0% per annum for the term of the loan. Each loan is to be paid in 36 equal monthly installments, commencing 30 days after the first disbursement of loan funds. The loan is guaranteed by IBEX Global Limited and secured by substantially all of the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2022, the balance of the $0.6 million non-revolving demand loan is $0.2 million (June 30, 2021: $0.4 million). As of June 30, 2022, the balance of the $2 million non-revolving demand loan was $0.7 million (June 30, 2021: $1.2 million).

13.1.4.  In May 2020, the Group’s subsidiary, IBEX Global Solutions (Pvt) Limited entered into a loan agreement with JS Bank Limited for a loan of $1.0 million (PKR165 million) under a government initiated wage and salary loan fund. The loan funds were received in July 2020. The loan bears 3% interest per annum with a two year term. Repayment of the loan commenced in January 2021, with monthly payments of principal and interest thereafter. The loan is guaranteed by the Group’s subsidiaries of Virtual World (Private) Limited and Ibex Global Bermuda Ltd. and is secured by the current and fixed assets of IBEX Global Solutions (Private) Limited, plus the receivables of IBEX Global Bermuda Ltd. As of June 30, 2022, the balance of the loan was $0.2 million (June 30, 2021: $0.8 million).

In May 2020, the Group’s subsidiary, Virtual World (Pvt) Limited entered into a loan agreement with JS Bank Limited for a loan of $0.8 million (PKR 120 million) under a government initiated wage and salary loan fund. The loan funds were received in July 2020. The loan bears 3% interest per annum with a two year term. Repayment of the loan commenced in January 2021, with monthly payments of principal and interest thereafter. The loan is guaranteed by the Group’s subsidiaries of IBEX Global Solutions (Pvt) Ltd. and IBEX Global Bermuda Ltd and is secured by the current and fixed assets, plus the assignment of certain receivables of Virtual World (Pvt) Limited. As of June 30, 2022, the balance of the loan was $0.1 million (June 30, 2021:  $0.6 million).

13.2.     Line of credit

		June 30,	June 30,
	Note	2022	2021
	(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	11,202	22,312
		11,202	22,312

13.2.1.  In November 2013, the Group’s subsidiary, Ibex Global Solutions, Inc. (formerly known as TRG Customer Solutions, Inc.), entered into a three-year $35.0 million revolving credit facility (as amended, the “PNC Credit Facility”) with PNC Bank, N.A. (“PNC”). In June 2015, the maximum revolving advance amount under the PNC Credit Facility was increased to $40.0 million, with an additional $10.0 million of incremental availability (subject to PNC’s approval and satisfaction of conditions precedent) and the maturity date was extended to May 2020. In December 2018, the PNC Credit Facility maximum revolving advance amount was increased to $45.0 million. In May 2019, the PNC Credit Facility was amended to include the following: the maximum revolving advance amount was increased to $50.0 million, with an additional $10.0 million of availability (in $5.0 million increments) subject to satisfaction of conditions precedent, and the maturity date was extended to May 2023. In March 2021, the PNC Credit Facility was amended to join Digital Globe Services, LLC, TelSatOnline, LLC and 7 Degrees, LLC as borrowers, with the maximum revolving advance amount increased to $60 million. In September 2021, the PNC Credit Facility was amended to join iSky, LLC as a borrower. In June 2022, the PNC Credit Facility was amended to increase the maximum revolving advance amount to $80 million, with the ability to request increases, up to a maximum revolving advance amount of $95 million (contingent upon lender approval), change the reference rate used from LIBOR to Term SOFR and extend the maturity date to May 2026.  Borrowings under the PNC Credit Facility bear interest at SOFR plus a margin of 1.75% and/or negative 0.5% of the PNC Commercial Lending Rate for domestic loans. The PNC Credit Facility is guaranteed by IBEX Global Limited and secured by substantially all the assets of Ibex Global Solutions, Inc., Digital Globe Services, LLC, TelSatOnline, LLC, 7 Degrees, LLC and iSky, LLC. The line of credit balance as of June 30, 2022 is $11.2 million (June 30, 2021: $22.3 million), as presented in Note 13.2.

13.2.2.  In July 2011, a subsidiary of the Group, iSky, Inc., entered into a purchasing agreement (the “Seacoast Receivables Financing Agreement”) with the predecessor to Seacoast National Bank (“Seacoast”). Pursuant to the Seacoast Receivables Financing Agreement, Seacoast provides payment to iSky, Inc. for up to $1.5 million of accounts receivable owed to iSky, Inc. All payments from Seacoast to iSky, Inc. are subject to a discount of 1.0% for receivables outstanding 30 days or less and an additional 0.5% for each additional 15 days that such receivable is outstanding. Under the Seacoast Receivables Financing Agreement, Seacoast may also advance an amount up to 85% of iSky, Inc.’s receivables to iSky, Inc. at a rate of LIBOR plus 7.0%.

The Seacoast Receivables Financing Agreement requires iSky, Inc. to sell $0.2 million of receivables per month to Seacoast, subject to a penalty based on the discount fee if such minimum is not met. The Seacoast Receivables Financing Agreement is automatically renewed for successive 12-month periods unless terminated in accordance with its terms. The average discount during the fiscal year ended June 30, 2021 was approximately 1.8% of net sales. On June 16, 2021, the Company terminated the Receivables Financing Agreement.

13.3.   In June 2015, the Group’s subsidiary, Ibex Global Solutions, Inc., entered into a supplier agreement with Citibank, N.A. (the “Citibank Receivables Financing Agreement”). Pursuant to the Citibank Receivables Financing Agreement, Citibank provides payment to Ibex Global Solutions, Inc. for accounts receivable owed to Ibex Global Solutions, Inc. from one of our largest clients and its various subsidiaries and affiliates located in the United States. All payments from Citibank to Ibex Global Solutions, Inc. are subject to a discount charge.

The discount rate used to calculate the discount charge is the product of (i) the SOFR rate for the period most closely corresponding to the number of days in the period starting from and including the date the proceeds are remitted by Citibank to Ibex Global Solutions, Inc. (the “Discount Acceptance Period”) plus 1.40% per annum and (ii) the Discount Acceptance Period divided by 360. The discount charge during the fiscal year ended June 30, 2022 and 2021 averaged approximately 0.17% and 0.17% of net sales, respectively.

13.4.     Changes in liabilities arising from financing activities:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Balance of debt, July 1,	112,516	105,970	118,253
Changes from operating cash flows	3,894	(827)	(3,379)
Changes from financing cash flows, net	(29,906)	(26,018)	(33,746)
New assets	24,072	31,790	24,295
Foreign exchange movement	(5,840)	1,601	547
Balance of debt, June 30,	104,736	112,516	105,970